1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Accounts Receivable - Trade and Harmonized Sales Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Details
Threshold Period Past Due for Write-off of Trade Accounts Receivable	30 days
Allowance for Doubtful Accounts Receivable, Current	$ 47,035	$ 77,917